Details of Fees and Commissions Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 116,567	¥ 125,534	¥ 115,239
Remittance business	105,015	105,314	105,366
Deposits, debentures and lending business	97,509	95,209	94,547
Trust fees	45,990	47,201	49,101
Fees for other customer services	210,332	208,842	222,155
Total	¥ 575,413	¥ 582,100	¥ 586,408